Risk Management Activities - Hedging Instruments (Details) $ in Thousands, $ in Thousands, $ in Millions, kJ in Billions	12 Months Ended
	Dec. 31, 2019 CAD ($) MWh	Dec. 31, 2018 CAD ($) MWh	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 J	Dec. 31, 2019 kJ	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 J	Dec. 31, 2018 kJ	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Collateral paid (Note 15)								$ 42,000						$ 105,000
Notional amount								3,104,000						3,234,000
Hedging instrument, assets								7,000						10,000
Unrealized pre-tax gains (losses)	$ 1,000	$ 4,000	$ 2,000
Borrowings subject to floating interest rates						11.00%						14.00%
Gains (losses) on exchange differences on translation, net of tax	$ (38,000)	$ 43,000
Electricity | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	16,097,000	58,885,000
Notional amount purchased | MWh	7,204,000	37,023,000
Electricity | Cash flow hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	222,000	2,128,000
Notional amount purchased | MWh	0	0
Long-term debt | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 370,000						$ 400,000
Long-term debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount							50,000						50,000
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount							400
Hedging instrument, assets								678,000						687,000
Notional amount purchased | MWh	23,000
Gain (loss) on hedge ineffectiveness	$ 47,000	$ 60,000
Reserve of cash flow hedges								527,000						508,000
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets														(7,000)
Hedging instrument, liabilities								0						5,000
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold								124,000						0
Derivative, Notional Amount Purchased							95,000						0
Foreign Exchange Forward Contracts, Foreign-Denominated Debt [Member] | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold								191,000						124,000
Derivative, Notional Amount Purchased							150,000						100
Hedging instrument, assets								6,000
Hedging instrument, liabilities														(10,000)
Natural gas | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold				38,062,000	80,413					80,413,000	74,194
Notional amount purchased				55,023,000	110,488					110,488,000	103,805
Transmission | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	0	29,000
Notional amount purchased | MWh	1,818,000	11,163,000
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets								483,000						546
Gain (loss) on hedge ineffectiveness	$ 21,000	$ (41,000)
Minimum | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount Purchased								139,000						205,000
Maximum | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount Purchased								266,000						$ 214,000
Hedging instrument, liabilities								$ 4,000
U.S. Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold							$ 108,000						$ 164,000
Australia, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold									$ 286						$ 218
Reserve of exchange differences on translation
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on exchange differences on translation, net of tax	$ 59,000	$ (84,000)